Commitments and Contractual Obligations (Details) m in Thousands, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 01, 2019 $ / oz	Apr. 30, 2007 USD ($) $ / oz	Jun. 30, 2019 $ / oz m	Dec. 31, 2019 T
Disclosure of contingent liabilities [line items]
Consideration paid | $		$ 57.5
Silver price ($/oz) | $ / oz	9.27	3.90	2.50
Expansion drilling (in meters) | m			20
Tuprag Metal Madencilik Sanayi Ve Ticaret AS | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				61,000
Hellas | Zinc
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				17,000
Hellas | Lead And Silver Concentrates
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				2,750
Hellas | Gold Concentrate
Disclosure of contingent liabilities [line items]
Number of dry metric tonnes				96,000